Unaudited interim condensed consolidated statements of shareholder's equity	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Retained earnings CNY (¥)	Treasury stock CNY (¥) shares	Total Ctrip.com International, Ltd. shareholders' equity CNY (¥)	Non-controlling interests CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2014	¥ 3,085,272	¥ 4,828,021,816	¥ 134,098,747	¥ 443,579,376	¥ 5,726,024,997	¥ (1,605,630,913)	¥ 9,529,179,295	¥ 848,548,293		¥ 10,377,727,588
Balance (in shares) at Dec. 31, 2014 | shares	35,146,982					3,323,262
Changes in shareholders' equity
Issuance of common stock pursuant to share incentive plan	¥ 36,983	149,960,249					149,997,232			149,997,232
Issuance of common stock pursuant to share incentive plan (in shares) | shares	595,386
Share-based compensation		312,004,643					312,004,643			312,004,643
Repurchasing common stock						¥ (489,561,850)	(489,561,850)			(489,561,850)
Repurchasing common stock (in shares) | shares	(263,539)					263,539
Foreign currency translation adjustments				(22,017,134)			(22,017,134)			(22,017,134)
Unrealized securities holding gains (losses)				468,397,635			468,397,635			468,397,635
Purchasing of Purchased Call Option		(805,504,000)					(805,504,000)			(805,504,000)
Sale of Issued Warrants		523,404,000					523,404,000			523,404,000
Early Conversion of Convertible Notes		2,621,976				¥ 24,045,764	26,667,740			26,667,740
Early Conversion of Convertible Notes (in shares) | shares	55,590
Share issuance for settlement of Convertible Notes (in shares) | shares						(55,590)
Net income / (loss)					16,791,741		16,791,741	(101,368,649)		(84,576,908)
Issuance of additional shares/equity stake by subsidiaries								725,512,512		725,512,512
Acquisition of additional shares in subsidiaries		(10,078,392)					(10,078,392)	(36,158,510)		(46,236,902)
Business combinations								275,995,802		275,995,802
Balance at Jun. 30, 2015	¥ 3,122,255	5,000,430,292	134,098,747	889,959,877	5,742,816,738	¥ (2,071,146,999)	9,699,280,910	1,712,529,448		11,411,810,358
Balance (in shares) at Jun. 30, 2015 | shares	35,534,419					3,531,211
Balance at Dec. 31, 2014	¥ 3,085,272	4,828,021,816	134,098,747	443,579,376	5,726,024,997	¥ (1,605,630,913)	9,529,179,295	848,548,293		10,377,727,588
Balance (in shares) at Dec. 31, 2014 | shares	35,146,982					3,323,262
Balance at Dec. 31, 2015	¥ 4,121,245	37,991,678,952	168,940,969	560,077,281	8,198,838,659	¥ (2,372,927,372)	44,550,729,734	19,134,198,247		63,684,927,981
Balance (in shares) at Dec. 31, 2015 | shares	51,167,228					3,577,357
Changes in shareholders' equity
Issuance of common stock pursuant to share incentive plan	¥ 64,165	86,165,527					86,229,692			86,229,692
Issuance of common stock pursuant to share incentive plan (in shares) | shares	542,957
Share-based compensation		2,413,675,588					2,413,675,588			2,413,675,588
Foreign currency translation adjustments				(209,971,846)			(209,971,846)		$ (31,594,193)	(209,971,846)
Unrealized securities holding gains (losses)				(36,276,214)			(36,276,214)		(5,458,435)	(36,276,214)
Disposal of available-for-sale investment				(140,651,759)			(140,651,759)		(21,163,689)	(140,651,759)
Early Conversion of Convertible Notes		14,186,353				¥ 85,511,687	99,698,040			99,698,040
Early Conversion of Convertible Notes (in shares) | shares	204,002
Share issuance for settlement of Convertible Notes	¥ 67,680	2,438,050,267					2,438,117,947			2,438,117,947
Share issuance for settlement of Convertible Notes (in shares) | shares	1,044,805					(204,002)
Net income / (loss)					(2,099,936,625)		(2,099,936,625)	(169,179,463)	(341,430,971)	(2,269,116,088)
Disposal of shares of a subsidiary								(3,289,000)		(3,289,000)
Issuance of additional shares/equity stake by subsidiaries								65,950,001		65,950,001
Acquisition of additional shares in subsidiaries	¥ 355,697	8,976,257,292					8,976,612,989	(15,501,696,332)		(6,525,083,343)
Acquisition of additional shares in subsidiaries ( in Shares) | shares	5,342,649
Business combinations								81,054,043		81,054,043
Balance at Jun. 30, 2016	¥ 4,608,787	¥ 51,920,013,979	¥ 168,940,969	¥ 173,177,462	¥ 6,098,902,034	¥ (2,287,415,685)	¥ 56,078,227,546	¥ 3,607,037,496	$ 8,980,764,839	¥ 59,685,265,042
Balance (in shares) at Jun. 30, 2016 | shares	58,301,641					3,373,355